UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
                                               -----------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):             [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eos Partners, L.P.
           -----------------------------------------------
Address:   320 Park Avenue
           -----------------------------------------------
           New York, New York 10022
           -----------------------------------------------

Form 13F File Number: 28-04019
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brian D. Young
        -----------------------------------------------------
Title:  Manager of Eos General, L.L.C., its General Partner
        -----------------------------------------------------
Phone:  (212) 832-5800
        -----------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian D. Young                 New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                -------

Form 13F Information Table Entry Total:              90
                                                -------

Form 13F Information Table Value Total:     $   315,714
                                         --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                  SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A            002896207     1,729    30,000 SH  PUT  SOLE                   30,000      0    0
ADDUS HOMECARE CORP          COM             006739106    16,494 4,023,000 SH       SOLE                4,023,000      0    0
AIRCASTLE LTD                COM             G0129K104       538    51,500 SH       SOLE                   51,500      0    0
AMERICAN REPROGRAPHICS CO    COM             029263100       904   119,100 SH       SOLE                  119,100      0    0
AMR CORP                     COM             001765106       259    33,300 SH       SOLE                   33,300      0    0
APPLE INC                    COM             037833100    11,290    35,000 SH       SOLE                   35,000      0    0
ARBITRON INC                 COM             03875Q108       830    20,000 SH       SOLE                   20,000      0    0
BANK OF AMERICA CORPORATION  COM             060505104     1,201    90,000 SH       SOLE                   90,000      0    0
BARCLAYS PLC                 ADR             06738E204       248    15,000 SH       SOLE                   15,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW        084670702     2,664    33,250 SH       SOLE                   33,250      0    0
BLOCK H & R INC              COM             093671105     1,447   121,500 SH  PUT  SOLE                  121,500      0    0
BLUE NILE INC                COM             09578R103     5,392    94,500 SH  PUT  SOLE                   94,500      0    0
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109    11,367   335,900 SH       SOLE                  335,900      0    0
CAREFUSION CORP              COM             14170T101     4,241   165,000 SH       SOLE                  165,000      0    0
CARTER INC                   COM             146229109     1,180    40,000 SH  CALL SOLE                   40,000      0    0
CHARTER COMMUNICATIONS INC D CL A NEW        16117M305     7,703   197,808 SH       SOLE                  197,808      0    0
CHILDRENS PL RETAIL STORES I COM             168905107     1,241    25,000 SH  CALL SOLE                   25,000      0    0
CHILDRENS PL RETAIL STORES I COM             168905107     4,964   100,000 SH       SOLE                  100,000      0    0
CISCO SYS INC                COM             17275R102     1,012    50,000 SH       SOLE                   50,000      0    0
CLEAN HARBORS INC            COM             184496107     2,522    30,000 SH  PUT  SOLE                   30,000      0    0
CLEVELAND BIOLABS INC        COM             185860103     4,368   605,000 SH       SOLE                  605,000      0    0
CLEVELAND BIOLABS INC        COM             185860103       289    40,000 SH  CALL SOLE                   40,000      0    0
COMCAST CORP NEW             CL A SPL        20030N200       843    40,530 SH       SOLE                   40,530      0    0
D R HORTON INC               COM             23331A109       477    40,000 SH       SOLE                   40,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C       25470F302    10,457   285,000 SH       SOLE                  285,000      0    0
DOMINOS PIZZA INC            COM             25754A201       239    15,000 SH       SOLE                   15,000      0    0
E M C CORP MASS              COM             268648102     2,863   125,000 SH       SOLE                  125,000      0    0
ENTERCOM COMMUNICATIONS CORP CL A            293639100     2,855   246,528 SH       SOLE                  246,528      0    0
EXXON MOBIL CORP             COM             30231G102     1,116    15,260 SH       SOLE                   15,260      0    0
FRANKLIN RES INC             COM             354613101     1,390    12,500 SH       SOLE                   12,500      0    0
FTI CONSULTING INC           COM             302941109       932    25,000 SH       SOLE                   25,000      0    0
GENERAL ELECTRIC CO          COM             369604103       915    50,000 SH       SOLE                   50,000      0    0
GENTEX CORP                  COM             371901109     1,478    50,000 SH  PUT  SOLE                   50,000      0    0
GLOBE SPECIALTY METALS INC   COM             37954N206     1,453    85,000 SH       SOLE                   85,000      0    0
GOLDMAN SACHS GROUP INC      COM             38141G104     1,682    10,000 SH       SOLE                   10,000      0    0
GOOGLE INC                   CL A            38259P508     4,455     7,500 SH       SOLE                    7,500      0    0
HASBRO INC                   COM             418056107     4,671    99,000 SH       SOLE                   99,000      0    0
HAYNES INTERNATIONAL INC     COM NEW         420877201       523    12,500 SH       SOLE                   12,500      0    0
INTERDIGITAL INC             COM             45867G101       833    20,000 SH  PUT  SOLE                   20,000      0    0
ISHARES SILVER TRUST         ISHARES         46428Q109     1,509    50,000 SH  PUT  SOLE                   50,000      0    0
ISHARES TR                   RUSSELL 2000    464287655     3,912    50,000 SH  PUT  SOLE                   50,000      0    0
JOHNSON & JOHNSON            COM             478160104     1,577    25,500 SH       SOLE                   25,500      0    0
JPMORGAN CHASE & CO          COM             46625H100     1,103    26,000 SH       SOLE                   26,000      0    0
KORN FERRY INTL              COM NEW         500643200       462    20,000 SH       SOLE                   20,000      0    0
LEGGETT & PLATT INC          COM             524660107       455    20,000 SH       SOLE                   20,000      0    0
LIBERTY GLOBAL INC           COM SER A       530555101       751    21,219 SH       SOLE                   21,219      0    0
LIBERTY GLOBAL INC           COM SER C       530555309     4,490   132,500 SH       SOLE                  132,500      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708    10,825   162,838 SH       SOLE                  162,838      0    0
LORAL SPACE & COMMUNICATNS I COM             543881106     8,396   109,747 SH       SOLE                  109,747      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100     2,236    65,000 SH       SOLE                   65,000      0    0
MAIDEN HOLDINGS LTD          SHS             G5753U112       538    68,401 SH       SOLE                   68,401      0    0
MEDIACOM COMMUNICATIONS CORP CL A            58446K105     5,516   651,202 SH       SOLE                  651,202      0    0
MORGAN STANLEY               COM NEW         617446448     1,088    40,000 SH       SOLE                   40,000      0    0
MYLAN INC                    COM             628530107     2,113   100,000 SH       SOLE                  100,000      0    0
NAVIOS MARITIME HOLDINGS INC COM             Y62196103       449    85,000 SH       SOLE                   85,000      0    0
NUCOR CORP                   COM             670346105     1,096    25,000 SH       SOLE                   25,000      0    0
OWENS CORNING NEW            COM             690742101     1,246    40,000 SH       SOLE                   40,000      0    0
PACKAGING CORP AMER          COM             695156109     3,593   139,062 SH       SOLE                  139,062      0    0
PFIZER INC                   COM             717081103       525    30,000 SH  CALL SOLE                   30,000      0    0
PHARMERICA CORP              COM             71714F104       916    80,000 SH       SOLE                   80,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                  SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
POWERSHARES GLOBAL ETF TRUST SOVEREIGN DEBT  73936T573     6,014   225,500 SH  PUT  SOLE                  225,500      0    0
PROSHARES TR                 ULTRA FNCLS NEW 74347X633       664    10,000 SH       SOLE                   10,000      0    0
RELIANCE STEEL & ALUMINUM CO COM             759509102       639    12,500 SH       SOLE                   12,500      0    0
RESOURCES CONNECTION INC     COM             76122Q105       747    40,200 SH       SOLE                   40,200      0    0
ROADRUNNER TRNSN SVCS HLDG I COM             76973Q105    48,490 3,353,361 SH       SOLE                3,353,361      0    0
ROBERT HALF INTL INC         COM             770323103     1,071    35,000 SH       SOLE                   35,000      0    0
SFN GROUP INC                COM             784153108     1,862   190,814 SH       SOLE                  190,814      0    0
SIX FLAGS ENTMT CORP NEW     COM             83001A102     1,904    35,000 SH       SOLE                   35,000      0    0
SMITHFIELD FOODS INC         COM             832248108       516    25,000 SH       SOLE                   25,000      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103    18,863   150,000 SH  PUT  SOLE                  150,000      0    0
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP  78467Y107     9,881    60,000 SH  PUT  SOLE                   60,000      0    0
STEELCASE INC                CL A            858155203       529    50,000 SH       SOLE                   50,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR             881624209     3,910    75,000 SH       SOLE                   75,000      0    0
TFS FINL CORP                COM             87240R107     1,804   200,000 SH       SOLE                  200,000      0    0
TIME WARNER CABLE INC        COM             88732J207    11,225   170,000 SH       SOLE                  170,000      0    0
TITANIUM METALS CORP         COM NEW         888339207       258    15,000 SH       SOLE                   15,000      0    0
TIVO INC                     COM             888706108     1,510   175,000 SH  CALL SOLE                  175,000      0    0
TRANSATLANTIC PETROLEUM LTD  SHS             G89982105     1,665   500,000 SH       SOLE                  500,000      0    0
TRINITY BIOTECH PLC          SPON ADR NEW    896438306     1,945   220,800 SH       SOLE                  220,800      0    0
TRUEBLUE INC                 COM             89785X101       270    15,000 SH       SOLE                   15,000      0    0
VALEANT PHARMACEUTICALS INTL COM             91911K102     4,809   170,000 SH       SOLE                  170,000      0    0
VASCULAR SOLUTIONS INC       COM             92231M109       582    49,700 SH       SOLE                   49,700      0    0
VIACOM INC NEW               CL B            92553P201     1,782    45,000 SH       SOLE                   45,000      0    0
VIEWPOINT FINL GROUP INC MD  COM             92672A101     2,338   200,000 SH       SOLE                  200,000      0    0
VIMPELCOM LTD                SPONSORED ADR   92719A106     5,640   375,000 SH       SOLE                  375,000      0    0
VIMPELCOM LTD                SPONSORED ADR   92719A106       752    50,000 SH  CALL SOLE                   50,000      0    0
VIRGIN MEDIA INC             COM             92769L101     4,086   150,000 SH       SOLE                  150,000      0    0
VONAGE HLDGS CORP            COM             92886T201     1,120   500,000 SH       SOLE                  500,000      0    0
WARNER CHILCOTT PLC IRELAND  SHS A           G94368100     5,931   262,900 SH       SOLE                  262,900      0    0
WARNER CHILCOTT PLC IRELAND  SHS A           G94368100     3,046   135,000 SH  CALL SOLE                  135,000      0    0